Adoption of IFRS 17 ‘Insurance Contracts' - Summary of adjustments to assets liabilities and equity (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Adjustments to Assets Liabilities and Equity [Line Items]
Assets		₩ 691,795,333	₩ 664,433,230	₩ 641,864,522
Assets, Loans at amortized cost (policy loans)		411,739,562	407,898,972	384,810,774
Assets, Other		(29,925,844)	(25,071,114)	(25,480,156)
Assets, Total of adjustments for transition date				(6,287,663)
Liabilities		635,473,468	611,009,672	591,648,572
Liabilities, Insurance contract liabilities	[1]	48,334,232	45,906,389
Other liabilities		(48,722,340)	(33,336,475)	(31,044,194)
Liabilities, Recognition of reinsurance contract liabilities		93,240	62,803	281,763
Liabilities, Total of adjustments for transition date				(6,965,191)
Equity		₩ 56,321,865	₩ 53,423,558	50,215,950	₩ 49,538,422	₩ 46,356,858
Equity, Total of adjustments for transition date				677,528
IFRS 4 [Member]
Disclosure of Adjustments to Assets Liabilities and Equity [Line Items]
Assets				648,152,185
Assets, Loans at amortized cost (policy loans)				(5,094,638)
Assets, Unamortized acquisition cost				(954,949)
Assets, Intercompany transactions with separate account for the consolidation presentation				45,458
Assets, Other	[2]			(161,677)
Liabilities				598,613,763
Liabilities, Insurance contract liabilities				(61,187,386)
Liabilities Intercompany transactions with separate account for the consolidation presentation				44,919
Other liabilities	[2]			(124,117)
Equity				49,538,422
Equity, Loans at amortized cost (policy loans)				(5,094,638)
Equity, Unamortized acquisition cost				(954,949)
Equity, Insurance contract liabilities				61,187,386
Equity, Intercompany transactions with separate account for the consolidation presentation				539
Equity, Other	[2]			(37,560)
IFRS 17 [Member]
Disclosure of Adjustments to Assets Liabilities and Equity [Line Items]
Assets				641,864,522
Assets, Reclassification of financial assets				(109,579)
Assets, Tax effects from adjustments				(12,278)
Assets, Total of adjustments for transition date				(6,287,663)
Liabilities				591,648,572
Liabilities, Recognition of insurance contract liabilities				53,774,915
Liabilities, Recognition of reinsurance contract liabilities				281,763
Liabilities, Tax effects from adjustments				244,715
Liabilities, Total of adjustments for transition date				(6,965,191)
Equity				50,215,950
Equity, Reclassification of financial assets				(109,579)
Equity, Recognition of insurance contract liabilities				(53,774,915)
Equity, Recognition of reinsurance contract liabilities				(281,763)
Equity, Tax effects from adjustments				(256,993)
Equity, Total of adjustments for transition date				₩ 677,528

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.
[2]	Consisted of elimination of accounts receivable (payable) and others that are measured as part of insurance contracts under IFRS 17.